INCOME TAX - Income tax expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense	$ 26,392	$ 11,757	$ 24,381
Deferred income tax (benefit) expense	(5,838)	6,414	(6,197)
Effective income tax expense	20,554	18,171	18,184
PRC [Member]
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense	25,634	10,369	22,206
Deferred income tax (benefit) expense	(7,971)	5,577	(5,722)
Non-PRC [Member]
Income Tax Expense Incurred In PRC [Line Items]
Current income tax expense	758	1,388	2,175
Deferred income tax (benefit) expense	$ 2,133	$ 837	$ (475)